Property, Plant and Equipment - Narrative (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Cash outflow for leases	¥ 67,138	¥ 69,685	¥ 75,412
Future cash outflow for leases not yet commenced	¥ 238,283